Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 40,413,000,000	₩ 15,878,000,000
Financial liabilities	19,329,000,000	10,542,000,000
Variable Interest Rate
Disclosure Of Financial Instruments [Line Items]
Borrowings	₩ 0	₩ 0
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange risk movement in currency percentage	10.00%
Price Risk
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 0
Financial liabilities	₩ 0